Fair Value of Nonderivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
Fair Value of Nonderivative Financial Instruments
FAIR VALUE OF NONDERIVATIVE FINANCIAL INSTRUMENTS

The carrying amounts and related estimated fair values of significant nonderivative financial instruments attributable to EFCH (including pushed down debt) as of December 31, 2011 and 2010 were as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value (a)	Carrying Amount	Fair Value (a)
On balance sheet liabilities:
Long-term debt (including current maturities)(b)	$30,434	$18,740	$30,056	$22,437
Off balance sheet liabilities:
Financial guarantees	$—	$3	$—	$9
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(a)
Fair value determined in accordance with accounting standards related to the determination of fair value as discussed in Note 12. We obtain security pricing from a vendor who uses broker quotes and third-party pricing services to determine fair values, which are validated through subscription services such as Bloomberg where relevant.

(b)	Excludes capital leases.
See Notes 12 and 14 for discussion of accounting for financial instruments that are derivatives.